PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT
	As of December 31,
	2024	2023
Vehicles, gross	$74,036	$109,915
Vehicles, accumulated depreciation	(47,566)	(49,462)
Vehicles, net	$26,470	$60,453